Financial Assets Purchased Under Reverse Repurchase Agreements	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial assets purchased under reverse repurchase agreements
19	Financial assets purchased under reverse repurchase agreements
Classified by collateral:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Bonds (a)	700,007	5,527,177

(a)
The Group enter
ed
into purchases of assets under reverse repurchase agreements and has
not take
n
physical possession of assets purchased under such agreements. In the event of default by the counterparty to repurchase the assets, the Group has the right to the underlying assets. The difference between the purchasing price and reselling price is recognized as investment income over the term of the agreement using the effective interest method.